Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of revenue by Group's reportable segments
The following table presents revenue by the Group’s reportable segments:

	Hardware Revenue
	Stand Alone $’000	Distributed Chargers $’000	Other $’000	Total Hardware Revenue $’000	Service and Maintenance Revenue $’000	Software Revenue $’000	Total Revenue $’000
6 months ended December 31, 2021
Revenue	36,498	17,732	351	54,581	2,405	5	56,991
Cost of goods sold	(34,033)	(17,260)	(202)	(51,495)	(1,962)	—	(53,457)

Segment gross profit/(loss)	2,465	472	149	3,086	443	5	3,534

6 months ended December 31, 2022
Revenue	47,576	18,408	2,183	68,167	4,376	101	72,644
Cost of goods sold	(53,264)	(21,729)	(2,926)	(77,919)	(1,770)	—	(79,689)

Segment gross profit/(loss)	(5,688)	(3,321)	(743)	(9,752)	2,606	101	(7,045)

Summary of reconciliation of loss from operations and segment gross margin
The following table reconciles segment gross (loss) to loss from operations and a calculation of segment gross margin:

	Group
	6 months ended December 31, 2022 $’000	6 months ended December 31, 2021 $’000

Revenue	72,644	56,991
Cost of goods sold	(79,689)	(53,457)

Segment gross profit/(loss)	(7,045)	3,534
Selling, general and administration expense	(36,437)	(46,851)
Product development expense	(7,114)	(6,521)
Foreign currency (gain)/loss	102	152

Loss from operations	(50,494)	(49,686)

Segment gross profit/(loss)	(7,045)	3,534
Revenue	72,644	56,991

Segment gross margin	(9.7%)	6.2%

Summary of revenue and long-lived assets by geographic area
The following table presents the Group’s revenue by geographic area based on the entity that has entered the external contract to supply the product and services. The entity’s geographical area is based on the place of incorporation.

	Group
	6 months ended December 31, 2022 $’000	6 months ended December 31, 2021 $’000

Australia	9,876	5,745
United States	26,521	25,134
The Netherlands	36,247	26,112

Total revenue	72,644	56,991

The following table presents long-lived assets by geographic area on the same basis as detailed above:

	Group
	December 31, 2022 $’000	June 30, 2022 $’000
Australia	17,721	18,709
United States	16,900	16,290
The Netherlands	593	792

Total long-lived assets	35,214	35,791